Intangible Assets	6 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 4 — Intangible Assets

Intangible assets as of June 30, 2014 and December 31, 2013 consist of the following:

	Bad Debt Guarantee	Non-Compete Agreement	Profit Interest Agreement	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of December 31, 2013	$606,374	$1,824,021	$161,646,336	$164,076,731
Foreign currency translation	414	628	75,172	76,214

Balance as of June 30, 2014	606,788	1,824,649	161,721,508	164,152,945

Accumulated amortization
Balance as of December 31, 2013	$320,842	$325,156	$25,093,788	$25,739,786
Amortization expense	63,632	88,127	8,029,492	8,181,251
Foreign currency translation	133	310	17,425	17,868

Balance as of June 30, 2014	384,607	413,593	33,140,705	33,938,905
Total amortized intangible assets	$222,181	$1,411,056	$128,580,803	$130,214,040

Goodwill
Unamortized intangible assets:
Balance as of December 31, 2013	$17,754,136
Foreign currency translation	8,246

Balance as of June 30, 2014	$17,762,382

Amortization expense for the three months ended June 30, 2014 and 2013 was $4,092,313 and $2,548,542, respectively; and $8,181,251 and $4,977,454 for the six months ended June 30, 2014 and 2013, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2014(6 months)	$8,187,162
2015	16,374,325
2016	16,278,117
2017	16,246,970
2018	16,246,970
Thereafter	56,880,496
$130,214,040